Condensed Consolidated Statements Of Operations And Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues:
Casino	$ 98,572	$ 158,270	$ 256,265	$ 352,515	$ 625,207	$ 534,286	$ 505,779
Rooms	96,169	91,055	183,543	179,011	354,040	308,410	321,150
Food and beverage	138,373	125,994	247,319	232,134	454,712	417,240	385,774
Entertainment, retail and other	56,335	58,689	112,650	114,086	229,586	214,003	203,399
Gross revenues	389,449	434,008	799,777	877,746	1,663,545	1,473,939	1,416,102
Less: promotional allowances	(43,732)	(42,994)	(90,913)	(91,695)	(181,650)	(177,383)	(185,982)
Net revenues	345,717	391,014	708,864	786,051	1,481,895	1,296,556	1,230,120
Operating costs and expenses:
Casino	67,326	69,712	146,256	154,184	298,229	288,263	275,341
Rooms	32,615	31,225	61,840	61,023	122,200	119,422	109,246
Food and beverage	79,699	70,399	145,024	131,507	264,878	256,234	239,767
Entertainment, retail and other	34,456	36,903	71,530	74,588	146,989	145,284	133,824
General and administrative	58,289	55,714	113,506	110,008	225,457	237,678	246,776
Provision for doubtful accounts	(345)	3,772	4,018	8,524	20,332	15,729	12,438
Management fees	5,189	5,867	10,640	11,795	22,229	19,459	18,434
Pre-opening costs						2,479	346
Depreciation and amortization	62,776	66,253	126,194	132,049	263,639	274,305	313,759
Property charges and other	2,174	2,560	5,892	4,590	16,623	19,017	24,468
Total operating costs and expenses	342,179	342,405	684,900	688,268	1,380,576	1,377,870	1,374,399
Operating income (loss)	3,538	48,609	23,964	97,783	101,319	(81,314)	(144,279)
Other income (expense):
Interest income	359	66	396	139	263	408	67
Interest expense	(58,493)	(50,317)	(110,640)	(100,627)	(201,339)	(193,444)	(157,228)
Increase (decrease) in swap fair value	1,291	27	2,260	1,368	3,829	(4,233)	(4,224)
Loss on retirement of debt			(4,828)			(70,055)	(3,779)
Equity in income (loss) from unconsolidated affiliates	105	98	218	254	296	309	(427)
Other income (expense), net	(56,738)	(50,126)	(112,594)	(98,866)	(196,951)	(267,015)	(165,591)
Net loss	(53,200)	(1,517)	(88,630)	(1,083)	(95,632)	(348,329)	(309,870)
Other comprehensive income
Total comprehensive loss	$ (53,200)	$ (1,517)	$ (88,630)	$ (1,083)